Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2015	67,500	10.57
Granted	68,400	4.18
Vested	(45,000)	10.75
Non-vested on December 31, 2015	90,900	5.67